UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

Amendment No. 1

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   July 18, 2018 to August 17, 2018

Commission File Number of issuing entity:  333-180779-15

Central Index Key Number of issuing entity:  0001636513

Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-180779

Central Index Key Number of depositor:  0001547361

Morgan Stanley Capital I Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541557

Morgan Stanley Mortgage Capital Holdings LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001102113

Bank of America, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001548567

CIBC Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001682532

Starwood Mortgage Funding III LLC
(Exact name of sponsor as specified in its charter)

Jane Lam (212) 761-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3968474
38-3968475
38-3968476
38-7135357
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
A-S			X
A-SB			X
B			X
C			X
PST			X
X-A			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Explanatory Note

This form 10-D/A amends the August 17, 2018 distribution report to revise a realized loss recovery of $428,000 that was incorrectly applied as interest to Class H and apply the amount as principal to Class A-1 instead.

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On August 17, 2018 a distribution was made to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22.

The revised distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on August 17, 2018

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
0	N/A	1	$10,876,171.06

No assets securitized by Morgan Stanley Mortgage Capital Holdings LLC, Bank of America, National Association, CIBC Inc., and Starwood Mortgage Funding III LLC (each a "Securitizer") and held by Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from July 18, 2018 to August 17, 2018.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on August 10, 2018. The CIK number for Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

Bank of America, National Association filed its most recent Form ABS-15G on August 13, 2018. The CIK number for Bank of America, National Association is 0001102113.

CIBC Inc. filed its most recent Form ABS-15G on July 23, 2018. The CIK number for CIBC Inc. is 0001548567.

Starwood Mortgage Funding III LLC filed its most recent Form ABS-15G on February 7, 2018. The CIK number for Starwood Mortgage Funding III LLC is 0001682532.

Part II - OTHER INFORMATION

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date	07/17/2018	$428,000.00
Current Distribution Date	08/17/2018	$0.00

*REO Account Balance
Prior Distribution Date	07/17/2018	$0.00
Current Distribution Date	08/17/2018	$0.00
*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date	07/17/2018	$2,981.79
Current Distribution Date	08/17/2018	$3,084.63

Interest Reserve Account Balance
Prior Distribution Date	07/17/2018	$0.00
Current Distribution Date	08/17/2018	$0.00

Excess Liquidation Proceeds Account Balance
Prior Distribution Date	07/17/2018	$0.00
Current Distribution Date	08/17/2018	$0.00

TA Unused Fees Account Balance
Prior Distribution Date	07/17/2018	$0.00
Current Distribution Date	08/17/2018	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1) Amended Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22, relating to the August 17, 2018 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Morgan Stanley Capital I Inc.
(Depositor)

/s/ George Kok
George Kok, President

Date: September 28, 2018